Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC
Credit Suisse Commercial Mortgage Securities Corp.
Column Financial, Inc.
Eleven Madison Avenue, 4th Floor
New York, New York 10010

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company” and the “Specified Party”), relating to the proposed offering of certain classes of CSMC 2018-SITE, Commercial Mortgage Pass-Through Certificates, Series 2018-SITE.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.  The sufficiency of these procedures is solely the responsibility of the Specified Party of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On December 3, 2018, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Column Financial, Inc. (the “Mortgage Loan Seller”) that is secured by 10 mortgaged properties (the “Mortgage Asset”).

From September 19, 2018 through December 3, 2018, representatives the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Asset set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Identification purposes only – not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Party and is not intended to be and should not be used by anyone other than the Specified Party.

Yours truly,

/s/ Deloitte & Touche LLP

December 3, 2018

Appendix A
Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”); and

Servicer fee schedules and provided electronic files (the “Servicer Fee Schedule”).

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Appendix A

	Characteristic	Source Document
1	No.	Identification purposes only – not applicable
2	Property Name	Appraisal Report
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	Zip Code	Appraisal Report
7	Year Built	Appraisal Report
8	Year Renovated	Appraisal Report
9	Total SF	Rent Roll
10	Collateral SF	Rent Roll
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report
13	Ownership Interest	Title Policy
14	Original Allocated Mortgage Loan Amount ($)	Loan Agreement
15	Cut-Off Date Allocated Mortgage Loan Amount ($)	Calculation
16	Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF	Calculation
17	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Calculation
18	Maturity Allocated Mortgage Loan Amount ($)	Calculation
19	Addit Debt Permitted (Y/N)	Loan Agreement
20	Addit Debt Exist (Y/N)	Loan Agreement
21	Interest Rate (%)	Loan Agreement
22	Master & Primary Servicing Fee Rate	Servicer Fee Schedule
23	Trustee & Paying Agent Fee	Servicer Fee Schedule
24	Operating Advisor Fee	Servicer Fee Schedule
25	CREFC Fee	Servicer Fee Schedule
26	Admin. Fee	Calculation
27	Net Mortgage Rate	Calculation
28	Amortization Type	Loan Agreement
29	Accrual Type	Loan Agreement
30	Annual Debt Service	Calculation
31	Monthly Debt Service	Calculation
32	I/O Period	Loan Agreement
33	Term	Calculation
34	Rem. Term	Calculation
35	Amort. Term	Loan Agreement
36	Seasoning	Calculation
37	Cut Off Date	None – Mortgage Loan Seller Provided
38	Payment Date	Loan Agreement
39	Grace Period (Late Payment)	Loan Agreement

Appendix A

	Characteristic	Source Document
40	Grace Period (Default)	Loan Agreement
41	Note Date	Loan Agreement
42	First Payment Date	Loan Agreement
43	Maturity Date	Loan Agreement
44	Original String	Loan Agreement
45	As-Is Appraised Date	Appraisal Report
46	As-Is Appraised Value ($)	Appraisal Report
47	Portfolio Cut-off As-Is LTV	Calculation
48	As-Is Appraised Value Per Collateral SF	Calculation
49	Environmental Phase I Report Date	Phase I Report
50	Phase II Performed	Phase II Report
51	Engineering Report Date	Engineering Report
52	Seismic Zone 3 or 4 (Y/N)	Engineering Report
53	Seismic Report Date	Seismic Report
54	PML %	Seismic Report
55	Historical Occ. % 2015	Underwritten Financial Summary Report
56	Historical Occ. % 2016	Underwritten Financial Summary Report
57	Historical Occ. % 2017	Underwritten Financial Summary Report
58	Historical Occ. % TTM	Underwritten Financial Summary Report
59	UW Occupancy	Underwritten Financial Summary Report
60	2015 Revenues	Underwritten Financial Summary Report
61	2015 Expenses	Underwritten Financial Summary Report
62	2015 NOI	Underwritten Financial Summary Report
63	2016 Revenues	Underwritten Financial Summary Report
64	2016 Expenses	Underwritten Financial Summary Report
65	2016 NOI	Underwritten Financial Summary Report
66	2017 Revenues	Underwritten Financial Summary Report
67	2017 Expenses	Underwritten Financial Summary Report
68	2017 NOI	Underwritten Financial Summary Report
69	TTM Sept. 2018 EGI	Underwritten Financial Summary Report
70	TTM Sept. 2018 Expenses	Underwritten Financial Summary Report
71	TTM Sept. 2018 NOI	Underwritten Financial Summary Report
72	UW EGI	Underwritten Financial Summary Report
73	UW Expenses	Underwritten Financial Summary Report
74	UW NOI	Underwritten Financial Summary Report
75	Portfolio UW NOI Debt Yield	Calculation
76	UW NCF	Underwritten Financial Summary Report
77	Portfolio UW NCF Debt Yield	Calculation
78	Portfolio UW NCF DSCR	Calculation
79	Largest Tenant	Rent Roll
80	Largest Tenant Lease Expiration	Rent Roll
81	Largest Tenant NSF	Rent Roll
82	Largest Tenant % of NSF	Calculation

Appendix A

	Characteristic	Source Document
83	2nd Largest Tenant	Rent Roll
84	2nd Largest Tenant Lease Expiration	Rent Roll
85	2nd Largest Tenant NSF	Rent Roll
86	2nd Largest Tenant % of NSF	Calculation
87	3rd Largest Tenant	Rent Roll
88	3rd Largest Tenant Lease Expiration	Rent Roll
89	3rd Largest Tenant NSF	Rent Roll
90	3rd Largest Tenant % of NSF	Calculation
91	4th Largest Tenant	Rent Roll
92	4th Largest Tenant Lease Expiration	Rent Roll
93	4th Largest Tenant NSF	Rent Roll
94	4th Largest Tenant % of NSF	Calculation
95	5th Largest Tenant	Rent Roll
96	5th Largest Tenant Lease Expiration	Rent Roll
97	5th Largest Tenant NSF	Rent Roll
98	5th Largest Tenant % of NSF	Calculation

Calculation Procedures

With respect to Characteristic 15, we set the Cut-Off Date Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 16, we recomputed the Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Collateral SF.

With respect to Characteristic 17, we recomputed the Percentage of Cut-Off Date Allocated Mortgage Loan Amount as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Allocated Mortgage Loan Amount ($) of the Mortgage Asset.

With respect to Characteristic 18, we set the Maturity Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 26, we recomputed the Admin. Fee as the sum of the (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.

With respect to Characteristic 27, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the Interest Rate (%).

With respect to Characteristic 30, we recomputed the Annual Debt Service as the product of (i) the Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Monthly Debt Service as the quotient of (i) the Annual Debt Service and (ii) twelve.

With respect to Characteristic 33, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

Appendix A

With respect to Characteristic 34, we recomputed the Rem. Term by subtracting the Seasoning from the Term.

With respect to Characteristic 36, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut Off Date.

With respect to Characteristic 47, we recomputed the Portfolio Cut-off As-Is LTV as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).

With respect to Characteristic 48, we recomputed the As-Is Appraised Value Per Collateral SF as the quotient of the (i) As-Is Appraised Value ($) and (ii) Collateral SF.

With respect to Characteristic 75, we recomputed the Portfolio UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 77, we recomputed the Portfolio UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 78, we recomputed the Portfolio UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Annual Debt Service.

With respect to Characteristic 82, we recomputed the Largest Tenant % of NSF as the quotient of the (i) Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with Largest Tenant NSF greater than 0.

With respect to Characteristic 86, we recomputed the 2nd Largest Tenant % of NSF as the quotient of the (i) 2nd Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 2nd Largest Tenant NSF greater than 0.

With respect to Characteristic 90, we recomputed the 3rd Largest Tenant % of NSF as the quotient of the (i) 3rd Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 3rd Largest Tenant NSF greater than 0.

With respect to Characteristic 94, we recomputed the 4th Largest Tenant % of NSF as the quotient of the (i) 4th Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 4th Largest Tenant NSF greater than 0.

With respect to Characteristic 98, we recomputed the 5th Largest Tenant % of NSF as the quotient of the (i) 5th Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 5th Largest Tenant NSF greater than 0.